April 26, 2018

VIA EDGAR AND EMAIL

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549-0506

Re:	AXA Equitable Life Insurance Company (“AXA Equitable”)
Registration Statement on Form S-3

File No. 333-222322

Pre-Effective Amendment No. 2

CIK 0000727920

Commissioners:

On behalf of AXA Equitable, filed herewith is one electronically formatted copy of the above-captioned registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) with respect to the Escrow Shield Plus contract (the “Contract”) issued by AXA Equitable.

1. Registration Statement

The Contract is currently being sold pursuant to a currently effective registration statement (File No. 333-222223). AXA Equitable is filing the Registration Statement solely to comply with Rule 415(a)(6) under the Securities Act, and to carry forward the total dollar amount of unsold securities registered pursuant to the currently effective registration statement.

2. Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984).

In support of this request, we note that the prospectus contained in the Registration Statement is substantially identical to the prospectus contained in the currently effective registration statement (File No. 333-214140), except that the new prospectus has been re-dated, contains updated information regarding AXA Equitable, and reflects an updated Incorporation by Reference section.

In addition, we note that the disclosure in the Registration Statement is substantially similar to the disclosure in the registration statement for AXA Equitable’s Escrow Shield Plus 2.0 contract (File No. 333-214140), which was recently reviewed by the Commission staff in January 2017 and declared effective on February 17, 2017.

The principal differences between Escrow Shield Plus and Escrow Shield Plus 2.0 is that Escrow Shield Plus 2.0 added the ability for the owner to allocate purchase payments into up to six (6) different tranches with differing maturities and rate crediting but Escrow Shield Plus 2.0 has a lower minimum contractual crediting rate. There were also a couple of other minor differences:

•	Escrow Shield Plus 2.0 provides the option for the owner to select a 0.00% crediting rate;

•	Escrow Shield Plus 2.0 facilitates the purchase of the contract by an escrow agent f/b/o another entity; and

•	Escrow Shield Plus 2.0 replaces the term “Seller” with “Interested Party”.

Under these circumstances, we believe a limited staff review of the Registration Statement is appropriate.

3. Request for Acceleration

On behalf of AXA Equitable and the principal underwriter, AXA Distributors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective as of May 1, 2018, or as soon as practicable thereafter. In this connection, AXA Equitable and the principal underwriter, AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

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Please contact the undersigned at (319) 573-2676 if you have any questions regarding the Registration Statement.

Very truly yours,

Darin D. Smith

AXA Equitable Life Insurance Company

Enclosures

cc:	Suzanne Hayes, Esq.
Assistant Director
Office of Capital Markets Trends